Business Segment Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Cash	$ 9,200		$ 9,200		$ 8,300	$ 1,700
Long-term nonutility investments	4,900		$ 4,900		$ 5,200
Nonutility assets representation rate, (percent, less than)			1.00%		1.00%	1.00%
Net income	33,193	$ 47,256	$ 83,868	$ 104,733	$ 131,060	$ 59,524	$ 77,968
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Reportable segments | segment					1
Net income	43,816	51,905	105,468	121,993	$ 156,445	$ 101,921	$ 109,528
Utility Segment [Member]
Debt Instrument [Line Items]
Net income	$ 43,800	$ 51,900	$ 105,500	$ 122,000